Consolidated Statements of Changes in Stockholders' Equity (USD $)	Total	Common Stock [Member]	Surplus [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
BALANCE at Dec. 31, 2010	$ 31,101,186	$ 8,314,070	$ 6,288,403	$ 15,722,313	$ (228,100)	$ 1,004,500
BALANCE, SHARES at Dec. 31, 2010		1,662,814
Net income	2,454,145			2,454,145
Other comprehensive income (loss), net	2,227,318					2,227,318
Cash dividend ($.76, $.73 and $.73 per share for 2013, 2012 and 2011 respectively)	(1,256,139)			(1,256,139)
BALANCE at Dec. 31, 2011	34,526,510	8,314,070	6,288,403	16,920,319	(228,100)	3,231,818
BALANCE, SHARES at Dec. 31, 2011		1,662,814
Net income	2,537,760			2,537,760
Other comprehensive income (loss), net	(102,355)					(102,355)
Cash dividend ($.76, $.73 and $.73 per share for 2013, 2012 and 2011 respectively)	(1,256,139)			(1,256,139)
Cash Paid in Lieu of fractional shares on stock dividend	(3,003)			(3,003)
4% Common Stock Dividend at Par Value		329,580	677,617	(1,007,197)
4% Common Stock Dividend at Par Value, shares		65,916
BALANCE at Dec. 31, 2012	35,702,773	8,643,650	6,966,020	17,191,740	(228,100)	3,129,463
BALANCE, SHARES at Dec. 31, 2012		1,728,730
Net income	2,241,048			2,241,048
Other comprehensive income (loss), net	(5,847,551)					(5,847,551)
Cash dividend ($.76, $.73 and $.73 per share for 2013, 2012 and 2011 respectively)	(1,306,234)			(1,306,234)
BALANCE at Dec. 31, 2013	$ 30,790,036	$ 8,643,650	$ 6,966,020	$ 18,126,554	$ (228,100)	$ (2,718,088)
BALANCE, SHARES at Dec. 31, 2013		1,728,730